RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivatives in Fair Value Hedging Relationships (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value hedging adjustments, discontinued hedges	$ 0	$ 0
Long-term debt | Carrying Amount
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged liability	2,630	2,101
Long-term debt | Fair Value
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Adjustments	$ 11	$ 64